Share-Based Compensation (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total share-based compensation expense	$ 566,949	$ 3,431,852	$ 2,622,264
General and administrative expenses [Member]
Total share-based compensation expense	349,638	1,783,225	1,708,460
Sales and marketing expenses [Member]
Total share-based compensation expense	80,129	681,271	530,455
Product development expenses [Member]
Total share-based compensation expense	$ 137,182	$ 967,355	$ 383,349